Deferred Income and Others Long Term Liabilities	12 Months Ended
Oct. 31, 2022
Deferred Income And Others Long Term Liabilities Abstract
DEFERRED INCOME AND OTHERS LONG TERM LIABILITIES

NOTE 12 – DEFERRED INCOME AND OTHERS LONG TERM LIABILITIES

Deferred income comprised of the following government grants which have not yet been earned:

	October 31, 2022	October 31, 2021
Subsidy for the maintenance and repair of the office	236,290	341,580
Rent subsidy for office	-	922,260
Total	236,290	1,263,840

Franchise security deposits comprised of the following:

	October 31, 2022	October 31, 2021
Guangxi Rongxian Junsheng Automobile Trading Co., Ltd.	20,547	-
Chongqing Suiqian Trading Co., Ltd.	27,396	-
Guangxi Yulin Shangfeng Automobile Sales Co., Ltd.	27,396	-
Jiangxi Haomen Automobile Sales Co., Ltd.	13,698	-
Guangxi Zhanyuan Automobile Sales Co., Ltd.	41,094	-
Total	130,131	-